CONSOLIDATED STATEMENTS OF REDEEMABLE CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' DEFICIT (Parenthetical) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Statement of Stockholders' Equity [Abstract]
Stock issuance costs	$ 196